Segment Information - Schedule of Segment Reporting Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Net Sales	$ 3,603	$ 3,654	$ 3,743
Income (loss) from Operations	(19)	130	106
Assets of Operations	2,014	1,952	2,011
Depreciation and Amortization	160	171	181
Capital Expenditures	60	48	42
Other
Segment Reporting Information [Line Items]
Net Sales	503	504	560
Income (loss) from Operations	28	27	12
Assets of Operations	222	237	332
Depreciation and Amortization	11	12	16
Capital Expenditures	10	10	6
Total Operating Segments
Segment Reporting Information [Line Items]
Net Sales	3,100	3,150	3,183
Income (loss) from Operations	31	168	131
Assets of Operations	1,710	1,587	1,639
Depreciation and Amortization	147	158	164
Capital Expenditures	42	32	36
Total Operating Segments | Magazines, Catalogs and Logistics
Segment Reporting Information [Line Items]
Net Sales	1,583	1,526	1,696
Income (loss) from Operations	(73)	28	42
Assets of Operations	780	638	721
Depreciation and Amortization	72	76	94
Capital Expenditures	24	19	22
Total Operating Segments | Office Products
Segment Reporting Information [Line Items]
Net Sales	495	527	562
Income (loss) from Operations	42	54	47
Assets of Operations	377	323	324
Depreciation and Amortization	15	15	16
Capital Expenditures	5	3	4
Total Operating Segments | Book
Segment Reporting Information [Line Items]
Net Sales	1,022	1,097	925
Income (loss) from Operations	62	86	42
Assets of Operations	553	626	594
Depreciation and Amortization	60	67	54
Capital Expenditures	13	10	10
Corporate
Segment Reporting Information [Line Items]
Net Sales	0	0	0
Income (loss) from Operations	(78)	(65)	(37)
Assets of Operations	82	128	40
Depreciation and Amortization	2	1	1
Capital Expenditures	$ 8	$ 6	$ 0